Long-Duration Insurance Contracts Relating to Life Insurance Operations - Schedule of Policy Liabilities And Policy Account Balances In Statement of Financial Position (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Liability for Future Policy Benefit, Activity [Line Items]
Subtotal	¥ 1,430,462	¥ 1,331,671	¥ 1,308,456
Policy account balances for variable annuity and variable life insurance contracts and market risk benefits	167,207	163,734	198,905
Fixed annuities and annuitization benefits	138,419	158,952	193,322
Others	156,422	177,700	212,015
Total	1,892,510	1,832,057	1,912,698
Yen-denominated insurance (First Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Subtotal	739,696	712,904	690,321
Yen-denominated insurance (Third Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Subtotal	606,419	591,067	595,851
Foreign currency denominated insurance
Liability for Future Policy Benefit, Activity [Line Items]
Subtotal	¥ 84,347	¥ 27,700	¥ 22,284